FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS [Text Block]
NOTE 4 -	FINANCIAL INSTRUMENTS

Financial instruments are measured either at fair value or at amortized cost. The table below lists the valuation methods used to determine fair value of each financial instrument.

Financial Instruments Measured at Fair Value	Fair Value Method
Liability for warrants and pre-funded warrants (*) Liability for convertible promissory notes (**) Investment in Xinteza (***)	Black & Scholes model (Level 3 category) Monte Carlo model (Level 3 category) Costs approach (Level 3 category)

Management believes that the carrying amount of cash, trade receivables, other current assets, trade payables, credits from bank institution and others and other current liabilities, approximate their fair value due to the short-term maturity of these instruments.

(*)	Finance income from revaluation of warrants and prefunded warrants measured at fair value for the period of six months ended June 30, 2026 and 2025, amounted to $589 and $291, respectively.

(**)	Finance expenses from revaluation of convertible notes measured at fair value for the period of six months ended June 30, 2026 amounted to $945. See also Note 3B above.

(***)
No quantitative or qualitative indicators have been identified during the period of six months ended June 30, 2026, indicating a significant change in fair value of Investment in Xinteza from December 31, 2025.

As of June 30, 2026, the fair value of derivative warrants liability was measured using the assistance of third-party appraiser by using the Black & Scholes model with the following key assumptions:

June 30, 2026
Series 2024

Expected volatility	71.35%
Share price (Canadian Dollar)	0.24
Expected life (in years)	4.092
Risk-free interest rate	2.97%
Expected dividend yield	0%

Per Warrant (Canadian Dollar)	$0.016
Total Warrants (Canadian Dollar in thousands)	$12

For more information regarding the Monte Carlo model and key assumptions used in measurement of liability related to convertible promissory notes as of June 30, 2026, see also Note 3B above.